INVENTORIES 10Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Inventories
Inventories are composed of the following (in thousands):

	March 31, 2014	December 31, 2013
Finished goods	$1,264	$1,194
Work in process	194	546
Raw materials	2,225	441
Packaging supplies	556	249
Total inventories	$4,239	$2,430

Inventories are composed of the following (in thousands):

	As of December 31,
	2013	2012
Finished goods	$1,194	$1,146
Work in process	546	330
Raw materials	441	255
Packaging supplies	249	263
Total inventories	$2,430	$1,994